Prepayments and Other Current Assets	12 Months Ended
Mar. 31, 2025
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets

5. Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following at March 31:

	2025	2024
Deposit for acquisition of property and equipment (note a)	$1,784,389	$-
Advance to sub-contractors	5,749,229	2,808,946
Prepayments	1,186,567	312,511
Other Deposits	84,891	137,925
	$8,805,076	$3,259,382
Less: amount classified as non-current assets	(1,784,389)	-
Amount classified as current assets (note b)	$7,020,687	$3,259,382

Note:
(a)	A deposit of US$1,784,389 was made to acquire the machineries for project use during the year ended March 31, 2025.

(b)	Prepayments and deposits expected to be utilized or recovered within 12 months after the balance sheet date are classified as current.